Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Schedule of accounts receivable, net

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Accounts receivable	26,612,573	26,963,149	3,806,903
Less: allowance for doubtful accounts	(8,487,562)	(3,951,391)	(557,894)
Accounts receivable, net	18,125,011	23,011,758	3,249,009

Schedule of changes in allowance for doubtful accounts

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Beginning balance	2,362,455	8,487,562	1,198,351
Addition	8,487,562	3,951,391	557,893
Recovery	(2,239,384)	-	-
Deconsolidation of Fe-da and subsidiaries	-	(8,487,562)	(1,198,351)
Exchange rate difference	(123,071)	-	-
Ending balance	8,487,562	3,951,391	557,893